Segment Information	6 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 9 — SEGMENT INFORMATION

The Group follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating gain/(loss) and assets are regularly reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

Based on the management’s assessment, the Group determined that it operates in three segments (i) corporate secretarial services, (ii) accounting services, and (iii) IP registration services. Further, the Group’s single measure of segment revenue as shown in the table below.

The Group evaluates the performance of each operating segment based on several factors of which the primary financial measures are operating segment revenue, as shown in the table below.

The Group generates substantially all of its revenues from clients in Hong Kong and Singapore.

The table below sets out a breakdown of our revenue by service segments for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2025 (Unaudited)		2024 (Unaudited)
	$	%	$	%
Corporate secretarial services	1,618,946	61.3	1,548,104	59.2
Accounting services	624,430	23.7	493,520	18.9
IP registration services	395,464	15.0	570,973	21.9
Total	2,638,840	100.0	2,612,597	100.0

Information for the Group’s revenue and long-lived assets, consisting primarily of net property and equipment and operating lease right-of-use assets, aggregated by geographical area for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2025 (Unaudited)		2024 (Unaudited)
	$	%	$	%
Hong Kong	2,243,376	85.0	2,041,624	78.1
Singapore	395,464	15.0	570,973	21.9
Total revenues	2,638,840	100.0	2,612,597	100.0
	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Hong Kong	$207,405	$257,688
Singapore	11,382	25,333
Total long-lived assets	$218,787	$283,021